Future Amortization of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2017	$ 3,934
2018	4,284
2019	4,116
2020	2,863
Total future amortization of intangible assets	$ 15,197	$ 20,250		$ 24,991	$ 29,157

[1]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").